Other non-current assets	12 Months Ended
Dec. 31, 2024
Other non-current assets
Other non-current assets

8. Other non-current assets

Other non-current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Prepayment to location partners(a)	10,422	141
Prepayment for purchase of property, equipment and software	3,968	2,422
Deposits	6,505	4,750
Others	992	576
Less: Allowance for credit losses	(1,418)	(135)
Total	20,469	7,754
(a)	As discussed in Note 6(a), as of December 31, 2023 and 2024, the Company assessed the recoverability of these prepayments based on the actual performance of each of the location partners. For the years ended December 31, 2022, 2023, and 2024, the Group recognized RMB87,069, RMB10,271 and RMB2,172, respectively for impairments of the non-current prepaid commissions to the location partners whose businesses were wound up in 2022 as a result of the surge of COVID-19 infections in certain regions in 2022 and deteriorated performance of certain individual location partners in 2023 and 2024.

The following table summarizes the activity in the allowance for credit losses related to deposits in other non-current assets for the year ended December 31, 2024:

	Year Ended
	December 31,2023	December 31,2024
	RMB	RMB
Balance at the beginning of year	634	1,418
Adoption of ASC Topic 326	67	—
Current period provision, net	717	224
Write-offs	—	(1,507)
Balance at the end of year	1,418	135